Average Annual Total Returns - First Trust Short Duration Managed Municipal ETF	First Trust Short Duration Managed Municipal ETF 1 Year	First Trust Short Duration Managed Municipal ETF Since Inception	First Trust Short Duration Managed Municipal ETF Inception Date	First Trust Short Duration Managed Municipal ETF After tax on distributions 1 Year	First Trust Short Duration Managed Municipal ETF After tax on distributions Since Inception	First Trust Short Duration Managed Municipal ETF After tax on distributions and sale of fund shares 1 Year	First Trust Short Duration Managed Municipal ETF After tax on distributions and sale of fund shares Since Inception	Bloomberg Municipal Short (1-5) Year Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Municipal Short (1-5) Year Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	3.47%	3.84%	Nov. 01, 2018	2.71%	3.01%	2.05%	2.58%	2.83%	3.55%